Risk Management and Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities (Details) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-term debt, carrying value	$ 54,260	$ 58,919
Eighthone Loan and Amended and Restated Promissory Note [Member]
Long-term debt, carrying value	24,000
Long term debt, fair value	$ 28,121	$ 5,743